Other Reserves	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Other Reserves
22 - OTHER RESERVES

Other reserves attributable to Royal Dutch Shell plc shareholders						$ million
	Merger reserve	Share premium reserve	Capital redemption reserve	Share plan reserve	Accumulated other comprehensive income	Total
At January 1, 2019	37,298	154	95	1,098	(22,030)	16,615
Other comprehensive loss attributable to Royal Dutch Shell plc shareholders	—	—	—	—	(2,069)	(2,069)
Transfer from other comprehensive income	—	—	—	—	(74)	(74)
Repurchases of shares	—	—	28	—	—	28
Share-based compensation	—	—	—	(49)	—	(49)
At December 31, 2019	37,298	154	123	1,049	(24,173)	14,451
At January 1, 2018 (as previously published)	37,298	154	84	1,440	(22,044)	16,932
Impact of IFRS 9	—	—	—	—	(138)	(138)
At January 1, 2018 (as revised)	37,298	154	84	1,440	(22,182)	16,794
Other comprehensive income attributable to Royal Dutch Shell plc shareholders	—	—	—	—	1,123	1,123
Transfer from other comprehensive income	—	—	—	—	(971)	(971)
Repurchases of shares	—	—	11	—	—	11
Share-based compensation	—	—	—	(342)	—	(342)
At December 31, 2018	37,298	154	95	1,098	(22,030)	16,615
At January 1, 2017	37,311	154	84	1,644	(27,895)	11,298
Other comprehensive loss attributable to Royal Dutch Shell plc shareholders	—	—	—	—	5,851	5,851
Scrip dividends	(13)	—	—	—	—	(13)
Share-based compensation	—	—	—	(204)	—	(204)
At December 31, 2017	37,298	154	84	1,440	(22,044)	16,932

The merger reserve and share premium reserve were established as a consequence of the Company becoming the single parent company of Royal Dutch Petroleum Company and The “Shell” Transport and Trading Company, plc, now The Shell Transport and Trading Company Limited, in 2005. The capital redemption reserve was established in connection with repurchases of shares of the Company. The share plan reserve is in respect of equity-settled share-based compensation plans (see Note 21). The movement represents the net of the charge for the year and the release as a result of vested awards and is after deduction of tax of $45 million in 2019 (2018: $71 million; 2017: $11 million).

Accumulated other comprehensive income comprises the following:

Accumulated other comprehensive income attributable to Royal Dutch Shell plc shareholders								$ million
	Currency translation differences	Unrealised gains/(losses) on securities	Debt instruments remeasurements	Cash flow and net investment hedging gains/(losses)	Deferred cost of hedging	Retirement benefits remeasurements	Equity instrument remeasurements	Total
At January 1, 2019	(11,747)		(21)	117	(353)	(10,932)	906	(22,030)
Recognised in other comprehensive income	302		24	(579)	9	(3,106)	(17)	(3,367)
Reclassified to income	38		5	268	86	—	—	397
Reclassified to the balance sheet	—		—	11	—	—	—	11
Reclassified to retained earnings	—		—	—	—	11	(85)	(74)
Tax on amounts recognised/reclassified	4		—	33	(29)	1,004	(13)	999
Total, net of tax	344		29	(267)	66	(2,091)	(115)	(2,034)
Share of joint ventures and associates	(2)		—	(74)	—	—	2	(74)
Other comprehensive income/(loss) for the period	342		29	(341)	66	(2,091)	(113)	(2,108)
Less: non-controlling interest	(35)		—	—	—	—	—	(35)
Attributable to Royal Dutch Shell plc shareholders	307		29	(341)	66	(2,091)	(113)	(2,143)
At December 31, 2019	(11,440)		8	(224)	(287)	(13,023)	793	(24,173)
At January 1, 2018 (as previously published)	(8,735)	1,969	—	(633)	—	(14,645)	—	(22,044)
Impact of IFRS 9	—	(1,969)	(6)	6	(144)	—	1,975	(138)
At January 1, 2018 (as revised)	(8,735)		(6)	(627)	(144)	(14,645)	1,975	(22,182)
Recognised in other comprehensive income	(3,794)		(15)	50	(362)	5,213	(147)	945
Reclassified to income	651		—	722	95	—	—	1,468
Reclassified to the balance sheet	—		—	(30)	—	—	—	(30)
Reclassified to retained earnings	—		—	—	—	137	(1,108)	(971)
Tax on amounts recognised/reclassified	(29)		—	(12)	58	(1,625)	(6)	(1,614)
Total, net of tax	(3,172)		(15)	730	(209)	3,725	(1,261)	(202)
Share of joint ventures and associates	(25)		—	14	—	1	193	183
Other comprehensive loss for the period	(3,197)		(15)	744	(209)	3,726	(1,068)	(19)
Less: non-controlling interest	185		—	—	—	(13)	(1)	171
Attributable to Royal Dutch Shell plc shareholders	(3,012)		(15)	744	(209)	3,713	(1,069)	152
At December 31, 2018	(11,747)		(21)	117	(353)	(10,932)	906	(22,030)
At January 1, 2017	(13,831)	1,321	—	(144)	—	(15,241)	—	(27,895)
Recognised in other comprehensive income	4,513	796	—	(467)	—	1,467	—	6,309
Reclassified to income	610	(211)	—	(87)	—	—	—	312
Reclassified to the balance sheet	—	—	—	(18)	—	—	—	(18)
Tax on amounts recognised/reclassified	33	8	—	20	—	(863)	—	(802)
Total, net of tax	5,156	593	—	(552)	—	604	—	5,801
Share of joint ventures and associates	53	55	—	63	—	(1)	—	170
Other comprehensive income/(loss) for the period	5,209	648	—	(489)	—	603	—	5,971
Less: non-controlling interest	(113)	—	—	—	—	(7)	—	(120)
Attributable to Royal Dutch Shell plc shareholders	5,096	648	—	(489)	—	596	—	5,851
At December 31, 2017	(8,735)	1,969	—	(633)	—	(14,645)	—	(22,044)